BUSINESS COMBINATION (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 01, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues					¥ 1,529,447
Net income		¥ (248,487)	$ (38,993)	¥ (132,433)	148,100
Pro Forma [Member]
Revenues					1,555,302
Net income					¥ 152,669
Shijiazhuang [Member]
Purchase consideration	¥ 44,061
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)
Intangible assets	15,800
Student base	15,800
Deferred tax liabilities	(4,742)
Non-controlling interest	(33,866)
Goodwill	¥ 150,682